Expenses and Financial Income and Expenses - Summary of Financial Income and Expenses (Parenthetical) (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of expenses and financial income and expenses [abstract]
Discounts charged by credit card acquirers	$ 4,320	R$ 16,826	R$ 23,114	R$ 24,900